Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
U.S. Sustainability Core 1 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Sustainability Core 1 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Sustainability Core 1 Portfolio is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Sustainability Core 1 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The U.S. Sustainability Core 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Sustainability Core 1 Portfolio’s performance. During the most recent fiscal year, the U.S. Sustainability Core 1 Portfolio’s portfolio turnover rate was 7% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the U.S. Sustainability Core 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The U.S. Sustainability Core 1 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe, while adjusting the composition of the Portfolio based on sustainability impact considerations. Dimensional Fund Advisors LP (the “Advisor”) generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. Securities are considered to be value stocks primarily because a company’s shares have a high book value in relation to their market value.

As a non-fundamental policy, under normal circumstances, U.S. Sustainability Core 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Sustainability Core 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. For example, as of December 31, 2014, securities of the largest U.S. growth companies comprised 31% of the U.S. Universe and the Advisor allocated approximately 23% of the U.S. Sustainability Core 1 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Sustainability Core 1 Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements, sustainability impact considerations and other factors. Additionally, the range by which the U.S. Sustainability Core 1 Portfolio’s percentage allocation to all securities as compared to the U.S. Universe may be impacted by the Portfolio’s investment strategies with respect to sustainability impact considerations and may be modified after considering other factors the Advisor determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The U.S. Sustainability Core 1 Portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to use derivative for purposes of speculation or leveraging investment returns. The above-referenced investments are not subject to, although they may incorporate, the U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations.

The U.S. Sustainability Core 1 Portfolio may lend its portfolio securities to generate additional income.

		The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the U.S. Sustainability Core 1 Portfolio. Relative to a portfolio without these considerations, the U.S. Sustainability Core 1 Portfolio will exclude or underweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the U.S. Sustainability Core 1 Portfolio will overweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. Negative factors include issues relating to agricultural chemicals, climate change, hazardous waste, ozone depleting chemicals, regulatory problems, substantial emissions, negative economic impact, and other sustainability concerns. In particular, the Portfolio may exclude companies the Advisor considers to have large coal or coal emission exposure. Positive factors include issues relating to beneficial products and services, clean energy, environmental management systems, pollution prevention, recycling, and other strengths. The Advisor may engage third party service providers to provide research and/or ratings information relating to the U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations with respect to securities in the portfolio, where information is available from such providers.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Sustainability Core 1 Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Sustainability Impact Consideration Investment Risk: The U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may produce more modest gains than funds that are not subject to such special investment considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. In addition, the Portfolio may sell certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may cause the Portfolio’s industry allocation to deviate from that of funds without these considerations and of conventional benchmarks.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Sustainability Core 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Sustainability Core 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Sustainability Core 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Cyber Security Risk: The U.S. Sustainability Core 1 Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the U.S. Sustainability Core 1 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Sustainability Core 1 Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Sustainability Core 1 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

		The after-tax returns presented in the table for the U.S. Sustainability Core 1 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the U.S. Sustainability Core 1 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Sustainability Core 1 Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Sustainability Core 1 Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Sustainability Core 1 Portfolio Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2009-December 2014
Highest Quarter	Lowest Quarter
18.89 (4/09-6/09)	-17.51 (7/11-9/11)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the U.S. Sustainability Core 1 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the U.S. Sustainability Core 1 Portfolio is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and, 8,438,092 B2.
U.S. Sustainability Core 1 Portfolio | U.S. Sustainability Core 1 Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	180
10 Years	rr_ExpenseExampleYear10	$ 406
2009	rr_AnnualReturn2009	31.36%
2010	rr_AnnualReturn2010	18.68%
2011	rr_AnnualReturn2011	(0.66%)
2012	rr_AnnualReturn2012	17.05%
2013	rr_AnnualReturn2013	36.69%
2014	rr_AnnualReturn2014	10.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.51%)
One Year	rr_AverageAnnualReturnYear01	10.39%
Five Years	rr_AverageAnnualReturnYear05	15.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008
U.S. Sustainability Core 1 Portfolio | Return After Taxes on Distributions | U.S. Sustainability Core 1 Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.66%
Five Years	rr_AverageAnnualReturnYear05	15.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008
U.S. Sustainability Core 1 Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | U.S. Sustainability Core 1 Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.43%
Five Years	rr_AverageAnnualReturnYear05	12.74%
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008
U.S. Sustainability Core 1 Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.56%
Five Years	rr_AverageAnnualReturnYear05	15.63%
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%